Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefit plans
Schedule of changes in benefit obligations, plan assets, and the funded status of pension plans
Funded status
in € THOUS
	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of year	792.739	811.935
Foreign currency translation (gains) losses	17.957	(52.135)
Changes in consolidation group	123	-
Current service cost	25.467	28.463
Past service cost (incl. curtailments and settlements)	-	144
Interest cost	24.364	24.328
Transfer of plan participants	80	4
Actuarial (gains) losses arising from changes in financial assumptions	(9.760)	(1.038)
Actuarial (gains) losses arising from changes in demographic assumptions	3.497	(2.490)
Actuarial (gains) losses arising from experience adjustments	11.117	7.006
Remeasurements	4.854	3.478
Benefits paid	(22.983)	(23.478)
Benefit obligation at end of year	842.601	792.739

Change in plan assets:
Fair value of plan assets at beginning of year	291.256	326.663
Foreign currency translation gains (losses)	14.189	(39.792)
Interest income from plan assets	11.308	13.241
Actuarial gains (losses) arising from experience adjustments	(23.216)	10.318
Actual return on plan assets	(11.908)	23.559
Employer contributions	43.393	1.107
Benefits paid	(19.345)	(20.281)
Fair value of plan assets at end of year	317.585	291.256
Funded status at end of year	525.016	501.483

Schedule of net pension liability
Net pension liability
in € THOUS
	2018	2017

Funded status at end of year	525.016	501.483
Benefit plans offered by other subsidiaries	35.424	36.304
Net pension liability	560.440	537.787

Schedule of weighted-average assumptions utilized in determining benefit obligations
Weighted average assumptions
in %
	2018	2017

Discount rate	3,27	3,08
Rate of compensation increase	3,21	3,22
Rate of pension increase	1,69	1,45

Schedule of sensitivity analysis
Sensitivity analysis
in € THOUS
	0.5% increase	0.5% decrease

Discount rate	(69.634)	80.345
Rate of compensation increase	12.405	(11.923)
Rate of pension increase	32.412	(29.184)

Schedule of components of net periodic benefit cost
Components of net periodic benefit cost
in € THOUS
	2018	2017	2016

Service cost	25.467	28.607	23.777
Net interest cost	13.056	11.087	16.333
Net periodic benefit costs	38.523	39.694	40.110

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost
Weighted average assumptions
in %
	2018	2017	2016

Discount rate	3,08	3,25	3,67
Rate of compensation increase	3,22	3,23	3,27
Rate of pension increase	1,45	1,45	1,69

Schedule of expected benefit payments
Defined benefit pension plans: cash outflows
in € THOUS
	2018	2017

1 year	24.111	21.301
1 - 3 years	53.662	47.560
3 - 5 years	61.415	55.223
5 - 10 years	184.929	168.459
Total	324.117	292.543

Schedule of pension plan assets
Fair values of plan assets
in € THOUS
Asset category	Total	Quoted prices in active markets for identical assets	Significant observable inputs	Total	Quoted prices in active markets for identical assets	Significant observable inputs
		(Level 1)	(Level 2)		(Level 1)	(Level 2)
	2018			2017
Equity investments
Index funds(1)	77.718	1.972	75.746	71.805	(332)	72.137

Fixed income investments
Government securities(2)	9.241	8.880	361	5.318	4.903	415
Corporate bonds(3)	186.500	-	186.500	199.232	-	199.232
Other bonds(4)	3.518	-	3.518	3.865	-	3.865
U.S. treasury money market funds(5)	40.510	40.510	-	10.938	10.938	-

Other types of investments
Cash, money market and mutual funds(6)	98	98	-	98	98	-
Total	317.585	51.460	266.125	291.256	15.607	275.649
(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5) This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.